Cash and cash equivalents and Marketable securities	6 Months Ended
Jun. 30, 2022
Cash And Cash Equivalents And Marketable Securities
Cash and cash equivalents and Marketable securities

3.	Cash and cash equivalents and Marketable securities

3.1.	Cash and cash equivalents

They include cash, available bank deposits and short-term financial investments with high liquidity, which meet the definition of cash and cash equivalents.

	06.30.2022	12.31.2021
Cash at bank and in hand	231	299
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	6,072	1,951
Other investment funds	205	163
	6,277	2,114
- Abroad
Time deposits	6,195	4,310
Automatic investing accounts and interest checking accounts	3,555	3,732
Other financial investments	29	12
	9,779	8,054
Total short-term financial investments	16,056	10,168
Total cash and cash equivalents	16,287	10,467

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds that can be redeemed immediately, as well as reverse repurchase agreements that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise time deposits that mature in three months or less from the date of their acquisition, highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.

3.2.	Marketable securities
	06.30.2022	12.31.2021
Fair value through profit or loss	622	650
Amortized cost	2,282	44
Total	2,904	694
Current	2,855	650
Non-current	49	44

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds. These financial investments have maturities of more than three months and are generally classified as current assets due to their maturity or the expectation of their realization in the short term. Securities classified as amortized cost refer to investments abroad in time deposits with maturities exceeding three months from the contracting date and investments in floating-rate Bank Deposit Certificates (CDB) with daily liquidity, with maturity of one year.